Consolidated statements of changes in equity - USD ($)	Total	Ordinary Shares	(Accumulated Loss)/Retained Earnings	Additional Paid-in Capital	Treasury Shares	Translation Reserve	Non-controlling Interests
Beginning balance at Feb. 29, 2020	$ 16,369,384	$ 5,000,100	$ 11,369,284
Issuance of shares pursuant to reverse recapitalisation	174,078,230	3,158	(8,712,337)	$ 182,787,409
Warrant liabilities assumed pursuant to reverse recapitalisation	(69,923,483)		(59,426,798)	(10,496,685)
Restructuring adjustment for acquisition of subsidiary corporation pursuant to reverse recapitalisation	(4,994,938)	(4,994,938)
Total comprehensive income (loss)
Profit (loss) for the year	45,252,712
Total comprehensive income for the year	45,252,712
Acquisition of treasury shares	(14,276,718)				$ (14,276,718)
Total transactions with owner	(14,276,718)				(14,276,718)
Ending balance at Feb. 28, 2021	146,505,187	8,320	(11,517,139)	172,290,724	(14,276,718)
Total comprehensive income (loss)
Profit (loss) for the year	33,423,529		33,427,019				$ (3,490)
Other comprehensive income for the year	(282)					$ (282)
Total comprehensive income for the year	33,423,247		33,427,019			(282)	(3,490)
Acquisition of treasury shares	(35,589,791)				(35,589,791)
Total transactions with owner	(35,589,791)				(35,589,791)
Ending balance at Feb. 28, 2022	$ 144,338,643	$ 8,320	$ 21,909,880	$ 172,290,724	$ (49,866,509)	$ (282)	$ (3,490)